EQUITY - Disclosure of composition of share capital (Details) - shares	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [abstract]
Number of shares issued	68,217,894	39,765,799
Number of shares outstanding	68,217,894	39,765,799	36,435,837